Form N-1A Supplement	Mar. 31, 2025
WisdomTree GeoAlpha Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree GeoAlpha Opportunities Index (the “Index”), an Index provided by WisdomTree, Inc. (the “Index Provider”). The Index Provider recently announced a change to the Index’s reconstitution and rebalance schedule from quarterly to monthly.

Accordingly, on December 11, 2025, references in the Fund’s Prospectus and SAI to a quarterly reconstitution and rebalance schedule are hereby deleted and replaced with monthly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE